Prepayments, Deposits, and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits, and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023:

	2024	2023
	In thousands of USD
Deposits to software developer	$-	$5,648
Cash due from the issuance	2,831	-
Prepayments to suppliers	-	11
Prepayments to potential companies	-	3,000
Prepaid service fee	63	1,000
Other current assets	74	66
Total	$2,968	$9,725